WARRANTS (10K) - Exercise prices and expiration dates for warrants outstanding (Details) - $ / shares	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 2.6058					$ 2.6058
Warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding	2,445,653	23,978	23,978	3,687,878	4,298,000	4,309,000	4,309,000	7,361,708
Exercise Price Per Share		$ 2.6058
Warrants | September 18, 2016
Class of Warrant or Right [Line Items]
Warrants Outstanding	2,376,675
Exercise Price Per Share	$ 2.61
Expiration Date	Sep. 18, 2016
Warrants | December 31, 2017
Class of Warrant or Right [Line Items]
Warrants Outstanding	45,000
Exercise Price Per Share	$ 2.10
Expiration Date	Dec. 31, 2017
Warrants | March 29, 2021
Class of Warrant or Right [Line Items]
Warrants Outstanding	23,978
Exercise Price Per Share	$ 5.00
Expiration Date	Mar. 29, 2021